PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Changes in other provisions [abstract]
At January 1, 2024	€ 107
Allowance	1
Amounts used	(1)
Unused amounts reversed	(2)
Effects of changes in foreign exchange rates	0
At June 30, 2024	105
Of which non-current	86	€ 89
Of which current	19	18
Total provisions	105	107
Close down and environmental remediation costs
Changes in other provisions [abstract]
At January 1, 2024	86
Allowance	0
Amounts used	(1)
Unused amounts reversed	0
Effects of changes in foreign exchange rates	0
At June 30, 2024	85
Of which non-current	75
Of which current	10
Total provisions	85	86
Restructuring costs
Changes in other provisions [abstract]
At January 1, 2024	0
Allowance	1
Amounts used	0
Unused amounts reversed	0
Effects of changes in foreign exchange rates	0
At June 30, 2024	1
Of which non-current	0
Of which current	1
Total provisions	1	0
Legal claims and other costs
Changes in other provisions [abstract]
At January 1, 2024	21
Allowance	0
Amounts used	0
Unused amounts reversed	(2)
Effects of changes in foreign exchange rates	0
At June 30, 2024	19
Of which non-current	11
Of which current	8
Total provisions	€ 19	€ 21